Accounts Receivable from Subscribers, Distributors, Recoverable Taxes Contractual Assets and Other, Net - Summary of Analysis of Accounts Receivable by Component (Detail) $ in Thousands, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of accounts receivable [line items]
Contractual assets	$ 34,718,749
Impairment of trade receivables	(40,798,025)		$ (39,044,925)
Trade and other receivables	231,908,792		203,562,725
Non-current subscribers, distributors and contractual assets	15,681,872	$ 797	9,786,581
Total current subscribers, distributors and contractual assets	216,226,920	$ 10,986	193,776,144
Cost [member] | Receivable from subscribers and distributors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	173,053,226		178,722,706
Cost [member] | Telecommunications carriers for network interconnection and other services [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	5,543,263		8,671,416
Cost [member] | Recoverable taxes [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	46,706,298		40,477,188
Cost [member] | Sundry debtors [member]
Disclosure of accounts receivable [line items]
Trade and other receivables	$ 12,685,281		$ 14,736,340